Leases - Disclosure of Right-Of-Use Assets (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	$ 30,001	$ 30,352
Ending balance	33,541	30,001
Right-of-use assets
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	4,553	4,726
Ending balance		4,553
Right-of-use assets
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	4,553
Ending balance	4,341	4,553
Cost
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	88,537	86,836
Additions	4,578	4,629
Reclassified to assets held for sale	(3)	(11)
Ending balance	93,041	88,537
Cost | Right-of-use assets
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	9,420	9,045
Additions		771
Transfers		(250)
Business acquisitions		140
Lease terminations		(190)
Impairment (losses) reversals recognized in earnings		86
Ending balance		9,420
Cost | Right-of-use assets
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	9,420
Additions	852
Transfers	(375)
Business acquisitions	52
Lease terminations	(724)
Impairment (losses) reversals recognized in earnings	9
Reclassified to assets held for sale	(2)	(10)
Ending balance	9,232	9,420
Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	(58,536)	(56,484)
Ending balance	(59,500)	(58,536)
Accumulated depreciation | Right-of-use assets
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	(4,867)	(4,319)
Depreciation		848
Transfers		(133)
Lease terminations		(167)
Ending balance		(4,867)
Accumulated depreciation | Right-of-use assets
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	(4,867)
Depreciation	874
Transfers	(161)
Lease terminations	(689)
Ending balance	(4,891)	(4,867)
Network infrastructure and equipment | Right-of-use assets
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	2,024	2,168
Ending balance		2,024
Network infrastructure and equipment | Right-of-use assets
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	2,024
Ending balance	1,785	2,024
Network infrastructure and equipment | Cost | Right-of-use assets
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	4,421	4,271
Additions		444
Transfers		(245)
Business acquisitions		0
Lease terminations		(49)
Impairment (losses) reversals recognized in earnings		0
Ending balance		4,421
Network infrastructure and equipment | Cost | Right-of-use assets
Reconciliation of changes in property, plant and equipment [abstract]
Additions	379
Transfers	(282)
Business acquisitions	0
Lease terminations	(668)
Impairment (losses) reversals recognized in earnings	(8)
Reclassified to assets held for sale	0	0
Ending balance	3,842
Network infrastructure and equipment | Accumulated depreciation | Right-of-use assets
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	(2,397)	(2,103)
Depreciation		464
Transfers		(135)
Lease terminations		(35)
Ending balance		(2,397)
Network infrastructure and equipment | Accumulated depreciation | Right-of-use assets
Reconciliation of changes in property, plant and equipment [abstract]
Depreciation	461
Transfers	(141)
Lease terminations	(660)
Ending balance	(2,057)
Land and buildings | Right-of-use assets
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	2,529	2,558
Ending balance		2,529
Land and buildings | Right-of-use assets
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	2,529
Ending balance	2,556	2,529
Land and buildings | Cost | Right-of-use assets
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	4,999	4,774
Additions		327
Transfers		(5)
Business acquisitions		140
Lease terminations		(141)
Impairment (losses) reversals recognized in earnings		86
Ending balance		4,999
Land and buildings | Cost | Right-of-use assets
Reconciliation of changes in property, plant and equipment [abstract]
Additions	473
Transfers	(93)
Business acquisitions	52
Lease terminations	(56)
Impairment (losses) reversals recognized in earnings	17
Reclassified to assets held for sale	(2)	(10)
Ending balance	5,390
Land and buildings | Accumulated depreciation | Right-of-use assets
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	(2,470)	(2,216)
Depreciation		384
Transfers		2
Lease terminations		(132)
Ending balance		$ (2,470)
Land and buildings | Accumulated depreciation | Right-of-use assets
Reconciliation of changes in property, plant and equipment [abstract]
Depreciation	413
Transfers	(20)
Lease terminations	(29)
Ending balance	$ (2,834)